Related parties - Remuneration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party [Abstract]
Short-term employee benefits	$ 6,273	$ 6,272
Post-employment benefits	766	944
Other long-term employee benefits	53	50
Share-based compensation expense (recovery)	(1,545)	26,481
Total	$ 5,547	$ 33,747